Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	2 years 1 month 2 days	2 years 4 months 6 days
Stock-based compensation expense	$ 1,421,267	$ 108,775
Unrecognized compensation expenses	$ 123,873
2013 Long Term Incentive Equity Plan [member]
IfrsStatementLineItems [Line Items]
Incentive plans	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “2013 Plan”) effective as of October 29, 2013.
Number of shares issued and outstanding percentage	10.00%